Business combinations	6 Months Ended
Jun. 30, 2024
Business combinations
Business combinations

Note 5:  Business combinations

Gracell

On 22 February 2024, AstraZeneca completed the acquisition of Gracell Biotechnologies Inc. (Gracell), a global clinical-stage biopharmaceutical company developing innovative cell therapies for the treatment of cancer and autoimmune diseases. Gracell will operate as a wholly owned subsidiary of AstraZeneca, with operations in China and the US.

The acquisition enriches AstraZeneca’s growing pipeline of cell therapies with AZD0120 (formerly GC012F), a novel, clinical-stage T-cell (CAR-T: therapeutic chimeric antigen receptor) therapy. AZD0120 is a potential new treatment for multiple myeloma, as well as other haematologic malignancies and autoimmune diseases, including Systemic Lupus Erythematosus (SLE).

The transaction is recorded as a business combination using the acquisition method of accounting in accordance with IFRS 3 ‘Business Combinations’. Consequently, the assets acquired, and liabilities assumed are recorded at fair value. Due to the proximity of the acquisition to the reporting date, the purchase price allocation exercise under IFRS 3 is in process, with the following items disclosed on a provisional basis.

Fair values
$m
Intangible assets	1,038
Cash and cash equivalents	212
Net deferred tax liability	(260)
Other immaterial balances	(89)
Total net assets acquired	901
Goodwill	136
Consideration	1,037

The total consideration fair value of $1,037m includes cash consideration of $983m and future regulatory milestone-based consideration of $54m. Intangible assets recognised relate to products in development, principally AZD0120, and were fair valued using the multi-period excess earnings method, which uses several estimates regarding the amount and timing of future cash flows. The key assumptions in the cash flows are PTRS, peak year sales and revenue erosion profiles.

The net deferred tax liability of $260m principally arises from the deferred tax impact of the uplift in fair value of intangible assets.

Goodwill of $136m has been recognised, which principally comprises the premium attributable to the core technological capabilities and knowledge base of the company. Goodwill is not expected to be deductible for tax purposes.

Gracell’s results have been consolidated into the Group’s results from 22 February 2024.

Fusion

On 4 June 2024, AstraZeneca completed the acquisition of Fusion Pharmaceuticals Inc., (Fusion) a clinical-stage biopharmaceutical company developing next-generation radioconjugates. The acquisition marks a major step forward in AstraZeneca delivering on its ambition to transform cancer treatment and outcomes for patients by replacing traditional regimens like chemotherapy and radiotherapy with more targeted treatments. As a result of the acquisition, Fusion became a wholly owned subsidiary of AstraZeneca, with operations in Canada and the US.

This acquisition complements AstraZeneca’s leading oncology portfolio with the addition of the Fusion pipeline of radioconjugates, including their most advanced programme, FPI-2265, a potential new treatment for patients with metastatic castration-resistant prostate cancer (mCRPC), and brings new expertise and pioneering R&D, manufacturing and supply chain capabilities in actinium-based radioconjugates to AstraZeneca.

The transaction is recorded as a business combination using the acquisition method of accounting in accordance with IFRS 3 ‘Business Combinations’. Consequently, the assets acquired, and liabilities assumed are recorded at fair value. Due to the proximity of the acquisition to the reporting date, the purchase price allocation exercise under IFRS 3 is in process, with the following items disclosed on a provisional basis.

Fair values
$m
Intangible assets	1,326
Cash and cash equivalents	30
Current investments	87
Net deferred tax liability	(246)
Other immaterial balances	51
Total net assets acquired	1,248
Goodwill	947
Consideration	2,195

The total consideration fair value of $2,195m includes cash consideration of $2,051m and future regulatory milestone-based consideration of $144m. Intangible assets relating to products in development comprise the FPI-2265 ($848m), FPI-2059 ($165m) and AZD2068 ($313m) programmes. These were fair valued using the multi-period excess earnings method, which uses several estimates regarding the amount and timing of future cash flows. The key assumptions in the cash flows are PTRS, peak year sales and revenue erosion profiles.

The net deferred tax liability of $246m principally arises from the deferred tax impact of the uplift in fair value of intangible assets.

Goodwill recognised comprises a number of not individually quantifiable elements. These include the premium attributable to a pre-existing well positioned business in the innovation intensive biopharmaceuticals market with a highly skilled workforce, unidentified potential products that future research and development may yield, and the core capabilities and knowledge base of the company including radioisotope supply and manufacturing expertise. Goodwill is not expected to be deductible for tax purposes.

Immediately prior to the acquisition, AstraZeneca held an approximately 1% shareholding in Fusion considered to have a fair value of $24m.

Fusion’s results have been consolidated into the Group’s results from 4 June 2024.